Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	4,980,000,000	4,980,000,000	4,980,000,000
Ordinary shares, shares issued	32,650,000	12,650,000	12,650,000
Ordinary shares, shares outstanding	32,650,000	12,650,000	12,650,000
Class B Ordinary Shares
Ordinary shares, par value	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	1,300,000	1,300,000	1,300,000
Ordinary shares, shares outstanding	1,300,000	1,300,000	1,300,000